UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/2010

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Emerging Markets Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
August 31, 2010 (Unaudited)

Common Stocks--92.4%	Shares	Value ($)
Brazil--12.5%
Banco Santander Brasil, ADR	1,148,210	14,444,482
Centrais Eletricas Brasileiras	222,462	2,706,911
Cia de Saneamento Basico do Estado de Sao Paulo	57,230	1,088,714
Cia de Saneamento de Minas Gerais - Copasa	537,700	7,574,490
Cielo	629,300	5,374,804
Empresa Brasileira de Aeronautica, ADR	232,220	5,756,734
Grendene	997,220	4,298,338
Itau Unibanco Holding, ADR	566,166	12,212,201
Itau Unibanco Holding, ADS	38,390 a,b,c	828,072
JBS	1,705,800	7,235,991
Light	40,600	505,347
Petroleo Brasileiro, ADR	693,070	20,487,149
Petroleo Brasileiro, ADR	338,710	11,295,978
Porto Seguro	696,510	8,487,012
Redecard	715,200	9,773,552
Tele Norte Leste Participacoes, ADR	482,670	6,545,005
Vale, ADR	618,600	16,547,550
		135,162,330
China--12.7%
Anhui Expressway, Cl. H	1,428,000	943,586
Asia Cement China Holdings	9,667,500	4,101,269
Beijing Capital International Airport, Cl. H	15,836,000	7,654,618
China Coal Energy, Cl. H	1,104,000	1,555,499
China Communications Services, Cl. H	10,458,000	5,216,396
China Construction Bank, Cl. H	10,147,130	8,374,684
China Petroleum & Chemical, ADR	55,800	4,419,918
China Petroleum & Chemical, Cl. H	3,762,000	2,979,132
China Railway Construction, Cl. H	1,869,500	2,384,116
China Railway Group, Cl. H	8,101,000	5,894,477
Fuqi International	281,190 a	1,704,011

Guangzhou Automobile Group, Cl. H	6,844,603 a	8,024,783
Harbin Power Equipment, Cl. H	4,810,000	4,625,268
Huaneng Power International, ADR	105,490	2,539,144
Huaneng Power International, Cl. H	8,709,600	5,228,839
Industrial & Commercial Bank of China, Cl. H	18,772,000	13,634,813
Lumena Resources	13,138,000 a	3,985,946
Maanshan Iron and Steel, Cl. H	11,864,000	6,054,968
PetroChina, ADR	41,720	4,537,884
PetroChina, Cl. H	13,760,000	14,929,700
Renhe Commercial Holdings	53,290,000	10,550,101
Sinotrans, Cl. H	23,145,500	5,653,408
Soho China	3,237,000	2,072,346
Sohu.com	51,733 a	2,509,051
TPV Technology	3,183,630	1,899,025
Weiqiao Textile, Cl. H	8,635,600	5,661,779
		137,134,761
Hong Kong--5.4%
BYD Electronic International	12,995,500	6,248,198
China Mobile	1,713,000	17,430,043
China Mobile, ADR	148,690	7,630,771
China Power International Development	24,476,872	5,191,945
Cosco Pacific	6,218,062	8,185,500
Global Bio-Chem Technology Group	32,812,980 a	4,935,393
NWS Holdings	4,110,834	7,461,993
Tianjin Development Holdings	2,262,000	1,517,935
		58,601,778
Hungary--.4%
MOL Hungarian Oil and Gas	44,320 a	4,108,668

India--8.5%
Bank of India	1,077,843	9,795,853
Bharti Airtel	2,376,736	16,324,345
Federal Bank	204,818	1,480,620
Glenmark Pharmaceuticals	928,110	5,485,231
India Cements	5,007,553	11,385,097
Indian Bank	491,664	2,471,282
Mahanagar Telephone Nigam	3,233,490	4,206,836

NMDC	930,650	4,758,106
Reliance Industries	876,840	17,134,169
Rolta India	2,104,650	7,285,561
State Bank of India	108,880	6,288,861
State Bank of India, GDR	46,590 c	5,485,973
		92,101,934
Indonesia--1.4%
Astra Agro Lestari	729,500	1,586,572
Indosat	8,240,500	4,013,082
International Nickel Indonesia	4,977,500	2,355,154
Medco Energi Internasional	9,359,500	3,185,441
Telekomunikasi Indonesia	4,188,500	4,010,019
		15,150,268
Israel--.7%
Makhteshim-Agan Industries	1,068,030	3,668,378
Teva Pharmaceutical Industries, ADR	75,770	3,832,447
		7,500,825
Malaysia--2.5%
Genting Malaysia	11,533,580	11,099,346
Malayan Banking	5,067,530	13,548,293
Tenaga Nasional	687,250	1,940,326
		26,587,965
Mexico--2.5%
America Movil, ADR, Ser. L	110,300	5,143,289
Consorcio ARA	4,332,800	2,514,451
Desarrolladora Homex, ADR	205,730 a	5,721,351
Embotelladoras Arca	1,554,400	5,888,146
Grupo Continental	1,805,050	5,039,327
Grupo Simec, Ser. B	71,100 a	166,500
Industrias CH, Ser. B	387,300 a	1,363,827
Urbi Desarrollos Urbanos	754,700 a	1,395,115
		27,232,006
Philippines--.5%
Bank of the Philippine Islands	4,714,780	4,989,185
Union Bank of the Philippines	314,106	313,691
		5,302,876
Poland--1.5%

Asseco Poland	364,764	6,366,055
Bank Pekao	67,910	3,303,091
Telekomunikacja Polska	1,231,990	6,682,376
		16,351,522
Russia--4.4%
Gazprom, ADR	1,369,405	28,346,683
LUKOIL, ADR	214,445	11,429,918
MMC Norilsk Nickel, ADR	217,091	3,679,692
VimpelCom, ADR	241,300 a	3,607,435
		47,063,728
South Africa--8.4%
Anglo Platinum	57,810 a	4,785,492
AngloGold Ashanti, ADR	86,966	3,677,792
ArcelorMittal South Africa	432,055	4,827,299
Barloworld	837,530	4,861,649
FirstRand	1,709,510	4,480,655
JD Group	1,301,254	7,694,602
MTN Group	603,090	9,853,877
Murray & Roberts Holdings	1,855,644	10,441,929
Nampak	1,847,163	4,470,761
Sappi	905,253 a	4,289,979
Sasol	255,360	9,724,455
Sasol, ADR	24,950	940,615
Standard Bank Group	1,144,195	16,217,316
Telkom	962,900	4,386,907
		90,653,328
South Korea--15.7%
CJ Cheiljedang	6,330	1,174,764
Hyundai Development	388,100	8,902,119
Jinro	76,800	2,398,999
Kangwon Land	204,040	3,735,656
KB Financial Group	424,360	17,202,349
KB Financial Group, ADR	51,408	2,094,362
Korea Electric Power	220,615 a	5,364,023
Korea Electric Power, ADR	52,780 a	649,722
Korea Exchange Bank	445,130	4,696,717
Korean Reinsurance	582,978	5,227,303

KT & G	167,623	8,528,654
KT, ADR	209,310	3,907,818
LG Electronics	111,685	8,980,260
Lotte Chilsung Beverage	3,590	2,230,837
Nong Shim	49,559	8,804,794
POSCO	30,959	12,562,810
POSCO, ADR	20,620	2,081,795
S-Oil	117,690	5,673,936
Samsung Electronics	44,161	27,846,956
Samsung Fire & Marine Insurance	43,657	6,973,322
Shinhan Financial Group	52,878	2,024,439
Shinsegae	7,089	3,411,755
SK Telecom	20,216	2,723,233
SK Telecom, ADR	397,200	6,363,144
Tong Yang Life Insurance	757,730	7,426,247
Yuhan	55,707	8,270,787
		169,256,801
Taiwan--9.9%
Asia Cement	5,299,350	4,764,353
Asustek Computer	727,817	4,850,750
AU Optronics	1,577,000 a	1,361,180
AU Optronics, ADR	708,270 a	6,098,205
Catcher Technology	3,005,000	6,641,506
China Steel	1,063,671	1,006,095
Chinatrust Financial Holding	12,772,807	7,157,142
First Financial Holding	18,512,775	10,691,339
HON HAI Precision Industry	1,340,016	4,726,909
KGI Securities	2,224,000	926,840
Nan Ya Printed Circuit Board	1,249,866	4,018,736
Quanta Computer	8,926,000	13,541,974
SinoPac Financial Holdings	21,459,103	7,536,209
Taiwan Semiconductor Manufacturing	7,012,638	12,893,937
Taiwan Semiconductor Manufacturing, ADR	203,770	1,917,476
Tatung	32,896,000 a	5,504,232
Transcend Information	1,329,090	3,422,923
United Microelectronics	22,319,445	9,057,651
United Microelectronics, ADR	128,430	330,065

		106,447,522
Thailand--2.3%
Bangkok Bank	1,593,860	7,792,318
Kasikornbank	2,510,300	9,144,406
PTT	925,600	7,837,802
		24,774,526
Turkey--1.5%
Hurriyet Gazetecilik	2,073,610	1,901,086
Turk Sise ve Cam Fabrikalari	1,618,822 a	2,417,022
Turkcell Iletisim Hizmet	640,740	4,049,076
Turkcell Iletisim Hizmet, ADR	242,610	3,845,369
Turkiye Is Bankasi, Cl. C	1,199,891	4,400,242
		16,612,795
United Kingdom--1.1%
African Barrick Gold	951,660	8,859,236
JKX Oil & Gas	588,808	2,672,952
		11,532,188
United States--.5%
iShares MSCI Emerging Markets Index Fund	133,950	5,366,037
		5,366,037
Total Common Stocks
(cost $929,489,551)		996,941,858

Preferred Stocks--2.1%
Brazil
Braskem, Cl. A	756,700 a	6,669,731
Cia de Tecidos do Norte de Minas - Coteminas	873,648	2,163,911
Cia Energetica de Minas Gerais	713,957	11,382,660
Itau Unibanco Holding	94,200	2,028,552
Total Preferred Stocks
(cost $39,034,308)		22,244,854

Other Investment--4.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $52,000,000)	52,000,000 [d]	52,000,000

Total Investments (cost $1,020,523,859)	99.3%	1,071,186,712
Cash and Receivables (Net)	.7%	7,198,279
Net Assets	100.0%	1,078,384,991

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b

The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At August 31, 2010, the value of this security amounted to $828,072 or .1% of net assets.

c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities had a total market value of $6,314,045 or .6% of net assets.

d	Investment in affiliated money market mutual fund.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,020,523,859.

Net unrealized appreciation on investments was $50,662,853 of which $113,343,449 related to appreciated investment securities and $62,680,596 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.7
Energy	14
Information Technology	12.6
Materials	11.2
Telecommunication Services	10.8
Industrial	6.9
Consumer Discretionary	6.8
Money Market Investment	4.8
Consumer Staples	4.3
Utilities	4.1
Health Care	1.6

Exchange Traded Funds	0.5
99.3
† Based on net assets.

At August 31, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Costs ($)	Value ($)	(Depreciation) ($)
Purchase:
South African Rand,
Expiring 9/1/2010	4,257,135	582,133	577,239	(4,894)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	1,012,992,603	828,072	-	1,013,820,675
Mutual Funds/Exchange Traded Funds	57,366,037	-	-	57,366,037
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(4,894)	-	(4,894)
+ See Statement of Investments for country and industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs, GDRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	October 26, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)